Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill.
Goodwill

Note 18.Goodwill

The Group performs its annual goodwill impairment test on October 1 of each year, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Under the quantitative test, the fair value of each reporting unit is compared with its carrying amount, including goodwill. If the carrying amount exceeds the reporting unit’s fair value, an impairment charge is recognized in an amount equal to the excess, limited to the total amount of goodwill allocated to that reporting unit

Impairment reviews have been conducted for the goodwill allocated to the reporting unit (“RU”) relating to the acquisition of SEALSQ France SAS (formerly WISeKey Semiconductors SAS) in 2016. Fair value has been primarily determined using the market approach based on the quoted market price of its publicly traded subsidiary, SEALSQ Corp, the main component of which is SEALSQ France SAS. The Company believes that the quoted share price of SEALSQ Corp provides a reliable observable input (Level 1) under ASC 820. Fair value is higher than its carrying value. Based on the analysis performed, the Company concluded that no impairment of goodwill existed for the SEALSQ France SAS reporting unit as of December 31, 2025.

On August 4, 2025, the Group acquired 100% of IC’Alps SAS which was identified as a second reporting unit. In connection with the acquisition, goodwill of EUR 4,815,338 (USD 5,656,395 as of December 31, 2025) was recognized as part of the purchase price allocation in accordance with ASC 805 and allocated to the Group’s ASIC reporting segment.

Given the proximity of the acquisition date to the annual testing date and the absence of any events or circumstances indicating potential impairment, management performed a qualitative assessment in accordance with ASC 350 and concluded that it was not more likely than not that the fair value of the reporting unit was less than its carrying amount. After October 1, 2025, there were no impairment indicators identified triggering a new impairment test. Therefore, no impairment loss was recognized in 2025 for the IC’Alps reporting unit. Management also evaluated whether any indicators of impairment existed for the acquired identifiable intangible assets and other long-lived assets in accordance with ASC 360 and concluded that no triggering events requiring a recoverability test were identified.

The assumptions included in the impairment tests require judgment, and changes to these inputs could impact the results of the calculations. Other than management’s projections of future cash flows, the primary assumptions used in the impairment tests were the weighted-average cost of capital and long-term growth rates. Although the Group’s cash flow forecasts are based on assumptions that are considered reasonable by management and consistent with the plans and estimates management is using to operate the underlying businesses, there are significant judgments in determining the expected future cash flows attributable to a reporting unit.

IC’Alps’ functional currency is the Euro (EUR). Accordingly, goodwill recognized in connection with the acquisition of IC’Alps was recorded in euros and is translated into the Group’s reporting currency (USD) at each reporting date in accordance with ASC 830. Translation adjustments are recorded in accumulated other comprehensive income and do not impact net income.

		Semiconductor
USD’000	ASIC Segment	Segment	Total
Goodwill balance as at December 31, 2023	—	8,317	8,317
Goodwill acquired during the year	—	—	—
Impairment losses	—	—	—
As at December 31, 2024
Goodwill	—	8,317	8,317
Accumulated impairment losses	—	—	—
Goodwill balance as at December 31, 2024	—	8,317	8,317
Goodwill acquired during the year	5,504	—	5,504
Currency translation adjustment	152	—	152
Impairment losses	—	—	—
As at December 31, 2025
Goodwill	5,504	8,317	13,821
Accumulated currency translation adjustment	152	—	152
Goodwill balance as at December 31, 2025	5,656	8,317	13,973

The assessment of goodwill impairment requires judgment, including the evaluation of qualitative factors such as operating performance, projected cash flows, industry and market conditions, and other relevant events and circumstances. Changes in these factors could result in future impairment charges.